Taxation (Tables)	6 Months Ended
Sep. 30, 2018
Taxation
Schedule of income tax expense (income)

	Six months ended 30 September
	2018	2017
	€m	€m
United Kingdom corporation tax (expense)/income[1]:
Current year	1	(71)
Adjustments in respect of prior years	(6)	3

Overseas current tax (expense)/income:
Current year	(589)	(628)
Adjustments in respect of prior years	19	87
Total current tax expense	(575)	(609)

Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	39	(86)
Overseas deferred tax	(873)	116
Total deferred tax (expense)/income	(834)	30
Total income tax expense	(1,409)	(579)

Note:

1.      UK operating profits are largely offset by statutory allowances for capital investment in the UK network and systems plus ongoing interest costs including those arising from the €10.3 billion of spectrum payments to the UK government in 2000 and 2013.